DREYFUS
NEW YORK TAX EXEMPT
BOND FUND, INC.



SEMIANNUAL REPORT
November 30, 2001







The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 CONTENTS

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            16   Statement of Assets and Liabilities

                            17   Statement of Operations

                            18   Statement of Changes in Net Assets

                            19   Financial Highlights

                            20   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       THE FUND

                                    DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus New York Tax Exempt Bond Fund, Inc., covering the six-month period from June 1, 2001 through November 30, 2001. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Joseph Darcy.

Even before the devastating terrorist attacks of September 11, a slowing economy had prompted the Federal Reserve Board (the "Fed") to reduce short-term interest rates aggressively. After the attacks, the Fed reduced rates even further in an attempt to offset the adverse economic effects of the disruption in business activity and consumer spending. Recent events have prolonged existing economic weakness, but we believe that the U.S. may begin to see signs of economic recovery in the months ahead.

In the meantime, there is little doubt that municipal bond yields will remain relatively low and that the investment environment will continue to be challenging. At times like these, emotions should be set aside in favor of an objective, rational view of prevailing risks and opportunities. It is important during any time of market uncertainty to seek professional management and professional advice, both of which are cornerstones of our investment approach. We encourage you to contact your financial advisor for information about ways to refine your investment strategies.

For additional market perspectives, we have created "Investing In Uncertain Markets," a publication designed to help you weather the storm through the long-term application of four fundamental principles of successful investing. Visit www.dreyfus.com to order or download a copy.

Thank you for your continued confidence and support.

Sincerely,


/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 14, 2001




DISCUSSION OF FUND PERFORMANCE

Joseph Darcy, Portfolio Manager

HOW DID DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC. PERFORM RELATIVE TO ITS BENCHMARK?

For the six-month period ended November 30, 2001, the fund achieved a total return of 3.18% .(1) The Lehman Brothers Municipal Bond Index, the fund's
benchmark,   achieved   a  total  return  of  3.84%  for  the  same  period.(2)
Additionally, the fund is reported in the Lipper New York Municipal Debt Funds category. Over the reporting period, the average total return for all funds reported in the category was 3.01%.(3) The fund's benchmark is a broad-based measure of overall municipal bond performance. There are no broad-based municipal bond market indices reflective of the performance of bonds issued by a single state. For this reason, we have also provided the fund's Lipper category average return for comparative purposes.

We attribute the fund's positive overall performance to a generally favorable environment for municipal bonds, which was characterized by a weakening economy and falling interest rates during the reporting period. However, the fund's returns were negatively affected by the September 11 terrorist attacks, which both intensified existing economic problems and caused billions of dollars of damage to New York City' s financial district.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The fund seeks as high a level of current income exempt from federal and New York state income taxes as is consistent with the preservation of capital. To achieve this objective, we employ two primary strategies. First, we attempt to add value by evaluating interest-rate trends and supply-and-demand factors. Based on that assessment, we select the individual tax-exempt bonds that we believe are most likely to provide the highest returns with the least risk. We look at such criteria as the bond's yield, price, age, creditworthiness of its issuer and any provisions for early redemption.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

Second, we actively manage the portfolio's average duration in anticipation of temporary supply-and-demand changes. If we expect the supply of newly issued bonds to increase temporarily, we may reduce the portfolio's average duration to make cash available for the purchase of higher yielding securities. Conversely, if we expect demand for municipal bonds to surge at a time when we anticipate little issuance, we may increase the portfolio's average duration to maintain current yields for as long as practical. At other times, we try to maintain a neutral average duration of about seven years.

WHAT OTHER FACTORS INFLUENCED THE FUND'S PERFORMANCE?

Declining interest rates in a slowing economy represented an important driver of the fund' s performance during the reporting period. When the reporting period began, the U.S. economy had already weakened considerably. Capital spending by businesses had fallen dramatically, and consumer confidence was compromised by a declining stock market. In this environment, the Federal Reserve Board attempted to stimulate renewed economic growth by cutting short-term interest rates five times for a total reduction of 2.00 percentage points during the reporting period. In this environment, yields on tax-exempt bonds fell along with interest rates. When bond yields fall, their prices generally rise, contributing positively to total return.

Although the weakening economy generally led to higher prices on fixed-income securities, it also contributed to a worsening business environment throughout New York state, which in turn led to rising unemployment and lower tax revenues for state and local governments. Adverse economic repercussions from the September 11 attacks were especially severe in New York City, where many companies lost employees, offices and technological infrastructure. Investors became concerned that job losses would accelerate and tourism revenues would plunge, and the major independent credit rating agencies placed New York City on negative credit watch. Although most New York state bonds have since recovered to pre-attack price levels, tax-exempt bonds from New York City issuers have remained relatively depressed.


In this deteriorating credit environment, we maintained a relatively defensive posture by intensifying our focus on short-maturity bonds and income-oriented securities. We also pursued certain yield enhancement strategies more intensely. After September 11, we took initial steps to reduce direct exposure to New York City bonds, a process that we are still undertaking. Instead, we focused primarily on revenue bonds issued by state agencies and fiscally sound local governments.

WHAT IS THE FUND'S CURRENT STRATEGY?

We remain concerned about today's economic recession and the long-term effects of the September 11 attacks. We are also worried about the potential inflationary implications of the nation' s current stimulative monetary and fiscal policies. Although inflation remains low, we are monitoring the economy closely for signs of new inflationary pressures.

Accordingly, we have continued to manage the fund conservatively. As part of our defensive strategy, we have redoubled our commitment to credit quality, including greater reliance on insured bonds.(4) Of course, we are prepared to change our strategy and the fund's composition as market conditions evolve.

December 14, 2001

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW YORK RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

(4) INSURANCE ON INDIVIDUAL BONDS EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund

STATEMENT OF INVESTMENTS

November 30, 2001 (Unaudited)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--96.2%                                                        Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK--91.1%

Allegany County Industrial Development Agency,

  Civic Facility Revenue

   (Houghton College Civic Facility) 5.25%, 1/15/2018                                           750,000                  733,597

Castle Rest Residential Health Care Facility, Health Care

   Revenue 5.60%, 8/1/2017 (Insured; FHA)                                                     1,700,000                1,779,067

Erie County Industrial Development Agency, Life Care

  Community Revenue (Episcopal Church Home)

   5.875%, 2/1/2018                                                                          11,000,000               10,010,000

Erie County Tobacco Asset Securitization Corp., Tobacco

   Settlement Asset-Backed 6.50%, 7/15/2032                                                  12,000,000               13,014,360

Huntington Housing Authority, Senior Housing Facility

  Revenue (Gurwin Jewish Senior Residences)

   6%, 5/1/2039                                                                               3,750,000                3,241,725

Long Island Power Authority, Electric Power and Light

  System Revenue:

      5.125%, 4/1/2012 (Insured; MBIA)                                                        7,000,000                7,328,720

      5.25%, 12/1/2014 (Insured; FSA)                                                        13,000,000               13,892,320

      5%, 9/1/2027 (Insured; FSA)                                                             5,500,000                5,391,815

      5.375%, 5/1/2033                                                                        8,000,000                8,042,480

Metropolitan Transportation Authority, Revenue:

  Commuter Facilities, Service Contract

      6%, 7/1/2016 (Insured; FGIC)                                                            9,000,000                9,780,390

   Transit Facilities, Service Contract:

      7.125%, 7/1/2009                                                                        5,000,000                5,235,150

      6.625%, 7/1/2014 (Prerefunded 7/1/2002)                                                 5,950,000  (a)           6,201,030

Monroe County Industrial Development Agency, Revenue

   (DePaul Community Facilities) 5.875%, 2/1/2028                                             1,000,000                  887,500

Municipal Assistance Corporation for City of New York,

  Revenue:

      6%, 7/1/2005                                                                            9,500,000               10,402,595

      6.25%, 7/1/2008                                                                        14,455,000               16,295,989

Nassau County Tobacco Settlement Corp., Asset Backed

   6.40%, 7/15/2033                                                                           4,000,000                4,285,280

New York City:

   5.20%, 8/1/2003                                                                              170,000                  177,070

   8.195%, 8/1/2003                                                                           7,415,000  (b,c)         8,028,072

   5.30%, 8/1/2004                                                                              170,000                  179,659

   8.395%, 8/1/2004                                                                           7,525,000  (b,c)         8,374,271

   6.50%, 3/15/2005                                                                          13,770,000               15,049,646

   5.45%, 8/1/2005                                                                              160,000                  171,018

   8.695%, 8/1/2005                                                                           4,920,000  (b,c)         5,592,367

   7.50%, 2/1/2006                                                                            2,510,000                2,569,638

   7.50%, 2/1/2006 (Prerefunded 2/1/2002)                                                       390,000  (a)             399,446


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York City (continued):

   5.75%, 2/1/2007 (Insured; AMBAC)                                                             305,000                  332,307

   9.79%, 2/1/2007                                                                            6,000,000  (b,c)         7,074,300

   6.25%, 2/15/2007                                                                           2,075,000                2,231,413

   6.25%, 2/15/2007 (Prerefunded 2/15/2005)                                                   3,300,000  (a)           3,672,174

   5.10%, Series A 8/1/2008                                                                     120,000                  125,969

   5.10%, Series B 8/1/2008                                                                     130,000                  136,466

   8.118%, Series A 8/1/2008                                                                  4,430,000  (b,c)         4,862,900

   8.118%, Series B 8/1/2008                                                                  7,300,000  (b,c)         8,013,356

   5.75%, 8/15/2008                                                                           5,000,000                5,192,700

   5.20%, 8/1/2009                                                                              120,000                  126,040

   5.375%, 8/1/2009 (Insured; FGIC)                                                           7,000,000                7,542,220

   6.25%, 8/1/2009                                                                            9,825,000               10,755,231

   6.25%, 8/1/2009 (Prerefunded 8/1/2004)                                                        20,000  (a)              22,186

   8.318%, 8/1/2009                                                                           4,220,000  (b,c)         4,638,286

   6.50%, 8/15/2009                                                                          10,125,000               11,512,024

   5.25%, 8/1/2010                                                                              130,000                  136,066

   8.418%, 8/1/2010                                                                           8,105,000  (b,c)         8,848,877

   6.25%, 8/1/2010                                                                            9,385,000               10,273,572

   6.25%, 8/1/2010 (Prerefunded 8/1/2004)                                                        15,000  (a)              16,639

   7%, 10/1/2010 (Prerefunded 10/1/2002)                                                      3,860,000  (a)           4,079,209

   5.50%, 11/15/2010                                                                          9,110,000                9,668,352

   5.25%, 3/15/2011 (Insured; FSA)                                                            8,000,000                8,532,080

   5.80%, 8/1/2011                                                                           18,775,000               19,926,846

   6%, 8/1/2011                                                                               9,750,000               10,471,500

   5.75%, 8/15/2011                                                                           4,025,000                4,160,803

   5.75%, 8/15/2011 (Prerefunded 8/15/2003)                                                   1,120,000  (a)           1,200,830

   5.75%, 2/1/2012                                                                            3,000,000                3,168,300

   5.25%, 3/15/2012 (Insured; FSA)                                                            4,000,000                4,237,680

   6.375%, 8/15/2012                                                                         10,365,000               11,479,548

   5.25%, 8/1/2013 (Insured; FSA)                                                            15,000,000               15,638,550

   5.35%, 8/1/2013 (Insured; FGIC)                                                            2,910,000                3,060,505

   5.875%, 8/15/2013                                                                          4,550,000                4,834,102

   7%, 10/1/2013 (Prerefunded 10/1/2002)                                                      5,000,000  (a)           5,283,100

   6%, 8/1/2014                                                                               2,250,000                2,412,967

   5.25%, 8/1/2015                                                                            5,100,000                5,206,437

   5.875%, 2/1/2016                                                                           2,500,000                2,633,025

   6%, 8/1/2017                                                                               3,000,000                3,242,160

   6%, 5/15/2018                                                                              4,475,000                4,834,074

   7%, 2/1/2020                                                                               5,930,000                6,216,834

   6%, 5/15/2020                                                                              3,500,000                3,743,215

   6%, 5/15/2021                                                                              2,500,000                2,675,500

   5.25%, 8/1/2021 (Insured; MBIA)                                                            4,000,000                4,033,600

   7.50%, 8/1/2021 (Prerefunded 8/1/2002)                                                     4,800,000  (a)           5,047,392

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York City (continued):

   5.50%, 5/15/2024                                                                           8,000,000                8,175,360

   5.875%, 8/1/2024 (Insured; MBIA)                                                          13,700,000               14,678,317

   5.125%, 8/1/2025                                                                           7,000,000                6,858,460

   6.125%, 8/1/2025                                                                          12,250,000               12,992,840

   6%, 10/15/2026                                                                             2,305,000                2,432,766

   5%, 5/15/2028 (Insured; MBIA)                                                              2,000,000                1,954,320

   5%, 3/15/2029 (Insured; FGIC)                                                              5,000,000                4,879,600

   5.125%, 5/15/2029 (Insured; MBIA)                                                         10,000,000                9,869,200

New York City Health and Hospital Corp., Health System

   Revenue 5.25%, 2/15/2017                                                                   2,800,000                2,749,460

New York City Industrial Development Agency:

  IDR:

    (Brooklyn Navy Yard Cogen Partners):

         6.20%, 10/1/2022                                                                     8,925,000                9,341,530

         5.65%, 10/1/2028                                                                    12,500,000               12,245,250

         5.75%, 10/1/2036                                                                     9,000,000                8,918,910

      (Field Hotel Association LP) 6%, 11/1/2028                                             13,525,000               10,503,380

   Special Facilities Revenue (1990 American Airlines Inc.

      Project) 5.40%, 7/1/2020                                                                9,000,000                6,726,960

New York City Municipal Water Finance Authority,

  Water and Sewer Systems Revenue:

      5.625%, 6/15/2011                                                                      14,590,000               15,518,799

      5.625%, 6/15/2011 (Prerefunded 6/15/2004)                                                 210,000  (a)             227,854

      5.625%, 6/15/2019 (Insured; MBIA)                                                      16,085,000               16,831,022

      5.75%, 6/15/2029 (Insured; MBIA)                                                       11,000,000               11,602,580

      5.50%, 6/15/2033                                                                        5,000,000                5,166,650

New York City Transitional Finance Authority,

  Future Tax Secured Revenue:

      5.25%, 11/15/2011                                                                       5,000,000                5,338,300

      5.25%, 11/15/2012                                                                       5,000,000                5,302,150

      6%, 8/15/2016 (Insured; FGIC)                                                           5,000,000                5,555,300

      5.75%, 8/15/2019                                                                        5,000,000                5,333,650

      5.50%, 5/1/2025                                                                         4,725,000                4,877,239

New York Counties Tobacco Trust II, Tobacco

  Settlement Pass Through

   5.625%, 6/1/2035                                                                           6,000,000                6,104,700

State of New York:

   5.625%, 8/15/2009                                                                          9,500,000               10,310,445

   5.70%, 8/15/2011                                                                           4,500,000                4,888,980

   5.80%, 10/1/2013                                                                           4,715,000                5,291,362

   5.875%, 3/15/2014                                                                          3,000,000                3,306,300

   5.50%, 7/15/2016                                                                          10,165,000               10,704,355


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York State Dormitory Authority, Revenues:

   9.719%, 5/15/2011                                                                          9,950,000  (b,c)        12,218,600

   (City University Systems):

      5.25%, 7/1/2008 (Insured; FGIC)                                                           200,000                  214,642

      8.478%, 7/1/2008 (Insured; FGIC)                                                        4,900,000  (b,c)         5,608,638

      8.677%, 7/1/2008 (Insured; FGIC)                                                        3,950,000  (b,c)         4,593,297

      5.35%, 7/1/2009 (Insured; FGIC)                                                           200,000                  216,490

      5.50%, 7/1/2016 (Insured; AMBAC)                                                       23,000,000               24,210,490

      5.625%, 7/1/2016 (Insured; FGIC)                                                        9,120,000               10,048,690

      5.50%, 7/1/2019 (Insured; FSA)                                                         10,000,000               10,454,800

   Health, Hospital and Nursing Home:

      (Center for Nursing) 5.45%, 8/1/2017                                                    2,110,000                2,206,174

      (Frances Schervier Home)

         5.50%, 7/1/2017 (Insured; AGIC)                                                      3,900,000                4,017,936

      (Interfaith Medical Center):

         5.375%, 2/15/2013                                                                    4,580,000                4,808,863

         5.375%, 2/15/2015                                                                    4,165,000                4,318,439

      (Lenox Hill Hospital Obligated Group)

         5.50%, 7/1/2030                                                                      4,000,000                4,007,760

      (Memorial Sloan Kettering Cancer Center)

         5.75%, 7/1/2020 (Insured; MBIA)                                                      3,000,000                3,318,330

      (Menorah Campus):

         5.95%, 2/1/2017 (Insured; FHA)                                                       3,000,000                3,226,050

         6.10%, 2/1/2037 (Insured; FHA)                                                       8,300,000                8,905,817

      (Miriam Osborne Memorial Home)

         6.875%, 7/1/2025 (Insured; ACA)                                                      6,105,000                6,809,761

      (North Shore University Hospital at Forest Hills)

         5.50%, 11/1/2013 (Insured; MBIA)                                                     2,625,000                2,881,567

   (New York Medical College)

      6.875%, 7/1/2021 (Insured; FGIC)                                                       19,310,000               20,242,287

   (New York University):

      5.75%, 7/1/2027 (Insured; MBIA)                                                        14,750,000               16,382,087

      5.50%, 7/1/2040 (Insured; AMBAC)                                                        8,000,000                8,640,080

   (Special Act School Districts Program)

      5.25%, 7/1/2013 (Insured; FSA)                                                          2,750,000                2,905,760

   (State University Educational Facilities):

      5.875%, 5/15/2011                                                                         100,000                  111,523

      7.50%, 5/15/2011                                                                        2,570,000                3,055,653

      7.50%, 5/15/2011 (Prerefunded)                                                          1,180,000  (a)           1,471,920

      5.50%, 5/15/2013                                                                          100,000                  109,881

      5.50%, 5/15/2013 (Insured; FGIC)                                                           35,000                   38,319

      8.03%, 5/15/2013 (Insured; FGIC)                                                        5,000,000  (b,c)         5,948,450

      8.875%, 5/15/2013 (Insured; MBIA)                                                       6,450,000  (b,c)         7,724,649

      Series B 5.75%, 5/15/2016 (Insured; FSA)                                                2,000,000                2,185,720

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York State Dormitory Authority, Revenues (continued):

  (State University Educational Facilities) (continued):

      Series C 5.75%, 5/15/2016 (Insured; FSA)                                                4,000,000                4,457,080

New York State Energy Research and Development

  Authority:

    Electric Facilities Revenue:

         (Consolidated Edison Co. Project)

            7.125%, 12/1/2029                                                                13,000,000               14,612,260

         (Long Island Lighting Company Project):

            7.15%, 9/1/2019                                                                   8,930,000                9,342,745

            6.90%, 8/1/2022                                                                   1,715,000                1,802,928

            6.90%, 8/1/2022 (Prerefunded 1/21/2003)                                           1,295,000  (a)           1,387,839

            5.30%, 8/1/2025                                                                   5,200,000                5,032,768

      PCR (Central Hudson Gas)

         5.45%, 8/1/2027 (Insured; AMBAC)                                                     9,000,000                9,258,480

New York State Housing Finance Agency, Revenue:

   Health Facilities 6%, 5/1/2008                                                                10,000                   10,783

   Housing Projects 6.10%, 11/1/2015 (Insured; FSA)                                          13,120,000               13,945,773

   Multi-Family Housing Secured Mortgage

      10.116%, 5/1/2008 (Guaranteed; SONYMA)                                                  4,995,000  (b,c)         5,770,524

New York State Local Government Assistance Corp.

   6%, 4/1/2024                                                                               6,905,000                7,273,934

New York State Medical Care Facilities Finance Agency, Revenue:

  FHA Insured Mortgage:

    (Montefiore Medical Center)

         5.75%, 2/15/2015 (Insured; AMBAC)                                                    7,750,000                8,253,052

      (New York Hospital)

         6.50%, 8/15/2029 (Insured; AMBAC)                                                   12,000,000               13,554,360

   Hospital and Nursing Home FHA Insured Mortgage:

      6.45%, 2/15/2009

         (Prerefunded 2/15/2003) (Insured; FHA)                                               5,485,000  (a)           5,869,444

      6.125%, 2/15/2015                                                                      13,270,000               14,250,122

      (Saint Luke's and Waterfront Nursing Homes)

         6.85%, 2/15/2012 (Insured; FHA)                                                      5,190,000                5,335,735

   Insured Long Term Health Care

      6.45%, 11/1/2010 (Insured; FSA)                                                        10,875,000               11,492,482

   Mental Health Services 6%, 2/15/2025

      (Insured; MBIA) (Prerefunded 2/15/2005)                                                 8,710,000  (a)           9,705,553

New York State Mortgage Agency, Homeowner Mortgage,

  Revenue:

      5.10%, 10/1/2007                                                                          150,000                  158,281

      5.40%, 10/1/2010                                                                          160,000                  169,352

      7.347%, 10/1/2010                                                                       1,380,000  (b,c)         1,541,308

      5.55%, 10/1/2012                                                                          190,000                  200,271


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York State Mortgage Agency, Homeowner Mortgage,

  Revenue (continued):

      7.647%, 10/1/2012                                                                       2,405,000  (b,c)         2,665,053

      5.85%, 4/1/2017                                                                         5,945,000                6,269,359

      6%, 4/1/2017                                                                            6,000,000                6,319,080

      6.60%, 10/1/2019                                                                            5,000                    5,269

      10.20%, 10/1/2019                                                                       5,340,000  (b,c)         5,913,516

      6%, 10/1/2022                                                                           5,000,000                5,213,250

      6.20%, 10/1/2026                                                                          100,000                  104,476

      8.947%, 10/1/2026                                                                      14,000,000  (b,c)        15,253,140

      5.80%, 10/1/2028                                                                        8,920,000                9,220,336

      5.85%, 10/1/2028                                                                        9,900,000               10,224,720

      5.40%, 4/1/2029                                                                        10,000,000               10,077,400

      5.875%, 4/1/2030                                                                        7,000,000                7,239,190

New York State Power Authority, Revenue and General

  Purpose:

      6.625%, 1/1/2012 (Prerefunded 1/1/2002)                                                 1,300,000  (a)           1,331,174

      5.50%, 11/15/2015                                                                       3,500,000                3,674,755

      5.50%, 11/15/2016                                                                       5,000,000                5,249,650

      5.50%, 11/15/2017                                                                       3,500,000                3,665,445

New York State Thruway Authority, Service Contract

  Revenue (Local Highway and Bridge):

      5.50%, 4/1/2004                                                                           250,000                  264,948

      8.889%, 4/1/2004                                                                        3,875,000  (b,c)         4,335,660

      5%, 4/1/2006                                                                              250,000                  265,005

      7.889%, 4/1/2006                                                                       10,660,000  (b,c)        11,926,408

      5.25%, 4/1/2010                                                                        10,000,000               10,640,200

      6%, 4/1/2011                                                                            5,000,000                5,610,850

      6%, 4/1/2012                                                                            6,195,000                6,919,939

      5.75%, 4/1/2013 (Insured; MBIA)                                                         5,185,000                5,664,613

      5.75%, 4/1/2016 (Insured; MBIA)                                                        32,950,000               35,510,545

New York State Urban Development Corp.:

  Correctional Capital Facilities:

      5.625%, 1/1/2017 (Insured; FSA)                                                         5,865,000                6,194,789

      5.25%, 1/1/2030 (Insured; FSA)                                                          5,000,000                5,044,700

   Local or Guaranteed Housing

      5.50%, 7/1/2016 (Insured; FHA)                                                         13,250,000               13,916,608

   State Facilities 5.70%, 4/1/2020 (Insured; MBIA)                                          20,000,000               21,983,600

Niagara County Industrial Development Agency, SWDR

   5.55%, 11/15/2024                                                                          2,500,000                2,555,550

Niagara Frontier Transportation Authority, Airport Revenue

  (Buffalo Niagara International Airport)

   5.625%, 4/1/2029 (Insured; MBIA)                                                           1,150,000                1,184,408

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

Orange County Industrial Development Agency,

  Life Care Community Revenue

   (Glen Arden Inc. Project) 5.70%, 1/1/2028                                                  4,600,000                3,901,858

Port Authority of New York and New Jersey:

   (Consolidated Bond 93rd Series) 6.125%, 6/1/2094                                          15,000,000               16,668,150

   (Consolidated Bond 99th Series):

      5.90%, 11/1/2012 (Insured; FGIC)                                                        6,840,000                7,180,632

      6%, 11/1/2013 (Insured; FGIC)                                                           5,810,000                6,100,035

   (Consolidated Bond 112th Series)

      5.25%, 12/1/2012 (Insured; FGIC)                                                        4,455,000                4,583,482

   (Consolidated Bond 118th Series):

      5.20%, 9/15/2012 (Insured; FGIC)                                                        6,750,000                7,014,870

      5.25%, 9/15/2013 (Insured; FGIC)                                                        6,750,000                7,000,898

   (Consolidated Bond 123rd Series)

      5%, 7/15/2028                                                                           3,350,000                3,187,559

   Special Obligation Revenue

      (JFK International Air Terminal-6):

         6.25%, 12/1/2013 (Insured; MBIA)                                                     6,000,000                6,830,940

         6.25%, 12/1/2014 (Insured; MBIA)                                                    10,000,000               11,406,100

Scotia Housing Authority, Housing Revenue

  (Coburg Village Inc. Project):

      6.10%, 7/1/2018                                                                         1,400,000                1,219,204

      6.15%, 7/1/2028                                                                         3,880,000                3,188,468

      6.20%, 7/1/2038                                                                        13,000,000               10,533,640

Suffolk County Industrial Development Agency:

  IDR (Nissequogue Cogen Partners Facility):

      5.30%, 1/1/2013                                                                         2,250,000                2,107,238

      5.50%, 1/1/2023                                                                         3,500,000                3,158,540

   Solid Waste Disposal Facilities Revenue,

      (Ogden Martin Systems):

         5.75%, 10/1/2006 (Insured; AMBAC)                                                       25,000                   27,382

         9.58%, 10/1/2006 (Insured; AMBAC)                                                    4,925,000  (b,c)         5,863,607

Tompkins County Industrial Development Agency, Civic

  Facility Revenue (Ithacare Center Project)

   6.20%, 2/1/2037 (Insured; FHA)                                                             6,000,000                6,464,220

Triborough Bridge and Tunnel Authority,

  General Purpose Revenues:

      5%, 1/1/2014                                                                            5,000,000                5,209,600

      5.30%, 1/1/2017                                                                         9,185,000                9,444,936

      5.375%, 1/1/2019                                                                        5,400,000                5,545,746

      5.50%, 1/1/2024                                                                        18,635,000               19,312,941

      5.50%, 1/1/2030                                                                        10,540,000               10,868,848

      5%, 1/1/2032                                                                           11,075,000               10,780,516


                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

TSASC, Inc., Tobacco Flexible Amortization Bonds

   6.375%, 7/15/2039                                                                         11,000,000               11,742,610

Watervliet Housing Authority, Residential Housing

  Revenue (Beltrone Living Center Project):

      6%, 6/1/2028                                                                            1,800,000                1,590,246

      6.125%, 6/1/2038                                                                        6,800,000                5,923,616

Yonkers Industrial Development Agency, Civic Facilities

  Revenue (Saint Joseph's Hospital):

      6.15%, Series A 3/1/2015                                                                1,000,000                  789,220

      6.15%, Series C 3/1/2015                                                                3,500,000                2,762,270

U.S. RELATED--5.1%

Children's Trust Fund of Puerto Rico, Revenue                                                 2,905,000                3,100,361

  5.75%, 7/1/2014

Commonwealth of Puerto Rico, Public Improvement:

   5.50%, 7/1/2010 (Insured; FSA)                                                               500,000                  553,840

   8.099%, 7/1/2010 (Insured; FSA)                                                            4,800,000  (b,c)         5,833,728

   Zero Coupon, 7/1/2015 (Insured; MBIA)                                                      5,000,000                2,645,800

   8.109%, 7/1/2015 (Insured; FSA)                                                            5,000,000  (b,c)         6,066,900

   6%, 7/1/2015 (Insured; MBIA)                                                               3,000,000                3,471,810

   5.25%, 7/1/2020 (Insured; FSA)                                                             5,000,000                5,290,250

   6%, 7/1/2026                                                                               5,000,000                5,750,000

Puerto Rico Highway and Transportation Authority,

  Highway Revenue:

      6.625%, 7/1/2018 (Prerefunded 7/1/2002)                                                 5,000,000  (a)           5,210,950

      6%, 7/1/2022                                                                            9,500,000               10,816,890

      5%, 7/1/2036                                                                            8,500,000                8,332,380

Puerto Rico Infrastructure Financing Authority,

  Special Obligation:

      5.50%, 10/1/2032                                                                       10,000,000               10,497,400

      5.50%, 10/1/2040                                                                        5,000,000                5,233,150

Virgin Islands Port Authority, Airport Revenue

   4.20%, 9/1/2002                                                                            2,720,000                2,741,733

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $1,356,860,297)                                                                                           1,431,752,526

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
SHORT-TERM MUNICIPAL INVESTMENTS--3.0%                                                        Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Long Island Power Authority, Electric Power and Light

   System Revenue, VRDN 1.40%                                                                 2,500,000  (d)           2,500,000

New York City, VRDN:

   1.35%                                                                                      1,400,000  (d)           1,400,000

   1.50%                                                                                      2,300,000  (d)           2,300,000

   1.45% (Insured; AMBAC,

      SBPA; Morgan Guaranty Trust Co.)                                                        6,000,000  (d)           6,000,000

   1.45% (Insured; MBIA,

      SBPA; Credit Agricole Indosuez)                                                        11,300,000  (d)          11,300,000

   1.35% (LOC; Morgan Guaranty Trust Co.)                                                     4,450,000  (d)           4,450,000

New York City Municipal Water Finance Authority, Water

  and Sewer Systems Revenue, VRDN

   1.45% (SBPA; FGIC)                                                                         8,900,000  (d)           8,900,000

New York City Transitional Finance Authority,

  Future Tax Secured Revenue, VRDN:

      1.45% (SBPA; Landesbank Baden Wurttemberg)                                              1,000,000  (d)           1,000,000

      1.45% (SBPA; Morgan Guaranty Trust Co.)                                                 6,135,000  (d)           6,135,000

New York State Energy Research and Development

  Authority, PCR, VRDN (Niagara Mowhawk

   Power Corp.) 1.50%                                                                         1,200,000  (d)           1,200,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

   (cost $45,185,000)                                                                                                 45,185,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
   (cost $1,402,045,297)                                                                          99.2%            1,476,937,526

CASH AND RECEIVABLES (NET)                                                                          .8%               12,393,979

NET ASSETS                                                                                       100.0%            1,489,331,505


Summary of Abbreviations

ACA                       American Capital Access

AGIC                      Asset Guaranty
                             Insurance Company

AMBAC                     American Municipal
                             Bond Assurance Corporation

FGIC                      Financial Guaranty
                             Insurance Company

FHA                       Federal Housing Administration

FSA                       Financial Security Assurance

IDR                       Industrial Development Revenue

LOC                       Letter of Credit

MBIA                      Municipal Bond
                             Investors Assurance
                             Insurance Corporation

PCR                       Pollution Control Revenue

SBPA                      Standby Bond
                             Purchase Agreement

SONYMA                    State of New York
                             Mortgage Agency

SWDR                      Solid Waste Disposal Revenue

VRDN                      Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              40.9

AA                               Aa                              AA                                               24.2

A                                A                               A                                                21.9

BBB                              Baa                             BBB                                               2.5

BB                               Ba                              BB                                                 .5

F1                               Mig1                            SP1                                               2.9

Not Rated (e)                    Not Rated (e)                   Not Rated (e)                                     7.1

                                                                                                                 100.0

(A)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
     SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND
     INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(B)  INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE
     PERIODICALLY.

(C)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT NOVEMBER 30,
     2001, THESE SECURITIES AMOUNTED TO $156,695,907 OR 10.5% OF NET ASSETS.

(D)  SECURITIES PAYABLE ON DEMAND. VARIABLE RATE INTEREST--SUBJECT TO PERIODIC
     CHANGE.

(E)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2001 (Unaudited)

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                         1,402,045,297  1,476,937,526

Interest receivable                                                  23,605,530

Receivable for investment securities sold                               992,917

Receivable for shares of Common Stock subscribed                          3,307

Prepaid expenses                                                         15,021

                                                                  1,501,554,301
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           876,537

Cash overdraft due to Custodian                                         118,607

Payable for investment securities purchased                          10,794,889

Accrued expenses                                                        432,763

                                                                     12,222,796
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,489,331,505
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   1,411,144,663

Accumulated undistributed investment income--net                        161,887

Accumulated net realized gain (loss) on investments                   3,132,726

Accumulated net unrealized appreciation (depreciation)
  on investments--Note 4                                             74,892,229
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,489,331,505
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(300 million shares of $.001 par value Common Stock authorized)      98,860,028

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)   15.07

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended November 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     40,813,393

EXPENSES:

Management fee--Note 3(a)                                            4,463,436

Shareholder servicing costs--Note 3(b)                                 537,120

Custodian fees                                                          44,442

Directors' fees and expenses--Note 3(c)                                 27,176

Prospectus and shareholders' reports                                    17,594

Professional fees                                                       17,069

Registration fees                                                       10,465

Loan commitment fees--Note 2                                             5,712

Miscellaneous                                                           34,297

TOTAL EXPENSES                                                       5,157,311

INVESTMENT INCOME--NET                                              35,656,082
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                              4,401,054

Net unrealized appreciation (depreciation) on investments            6,044,248

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              10,445,302

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                46,101,384

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                        November 30, 2001         Year Ended
                                              (Unaudited)       May 31, 2001
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         35,656,082          70,217,737

Net realized gain (loss) on investments         4,401,054           5,565,985

Net unrealized appreciation (depreciation)
   on investments                               6,044,248          85,562,359

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   46,101,384         161,346,081
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                       (35,614,276)         (70,217,737)

Net realized gain on investments                     --               (87,029)

TOTAL DIVIDENDS                              (35,614,276)         (70,304,766)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                 107,100,886         136,389,603

Dividends reinvested                           25,167,408          49,679,629

Cost of shares redeemed                      (102,470,674)       (216,015,784)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                  29,797,620         (29,946,552)

TOTAL INCREASE (DECREASE) IN NET ASSETS        40,284,728          61,094,763
-------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,449,046,777        1,387,952,014

END OF PERIOD                               1,489,331,505        1,449,046,777

Undistributed investment income--net              161,887               --
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     7,050,261           9,220,376

Shares issued for dividends reinvested          1,654,951           3,368,131

Shares redeemed                                (6,728,482)        (14,654,497)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   1,976,730          (2,065,990)

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                           Six Months Ended
                                       November 30, 2001(a)                                   Year Ended May 31,
                                                                    ----------------------------------------------------------------
                                                (Unaudited)         2001          2000          1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               14.96         14.03         15.27         15.47          14.97         14.64

Investment Operations:

Investment income--net                                 .37           .72           .72           .74            .75           .76

Net realized and unrealized
   gain (loss) on investments                          .11           .93         (1.10)         (.06)           .63           .41

Total from Investment Operations                       .48          1.65          (.38)          .68           1.38          1.17

Distributions:

Dividends from
   investment income--net                             (.37)         (.72)         (.73)         (.74)          (.74)         (.76)

Dividends from net realized
   gain on investments                                  --          (.00)(b)      (.13)         (.14)          (.14)         (.08)

Total Distributions                                   (.37)         (.72)         (.86)         (.88)          (.88)         (.84)

Net asset value, end of period                       15.07         14.96         14.03         15.27          15.47         14.97
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                     3.18(c)       11.99         (2.44)         4.47           9.36          8.14
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 .69(d)         .73           .75           .75            .73           .74

Ratio of net investment income
   to average net assets                             4.79(d)        4.91          5.02          4.77           4.86          5.10

Decrease reflected in above
   expense ratios due to undertakings by
   The Dreyfus Corporation                              --           .04           .05           .01            .00(e)        --

Portfolio Turnover Rate                              5.12(c)       17.57         37.67         20.77          35.86         74.46
------------------------------------------------------------------------------------------------------------------------------------

Net Assets,
   end of period ($ x 1,000)                     1,489,332     1,449,047     1,387,952     1,602,113      1,672,193     1,702,686

(A)  AS REQUIRED, EFFECTIVE JUNE 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
     THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
     ACCRETING MARKET DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR
     THE PERIOD ENDED NOVEMBER 30, 2001 WAS TO INCREASE NET INVESTMENT INCOME
     PER SHARE AND DECREASE NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE THE RATIO OF NET
     INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.78% TO 4.79%. PER SHARE DATA
     AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JUNE 1, 2001 HAVE NOT
     BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(C)  NOT ANNUALIZED.

(D)  ANNUALIZED.

(E)  AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus New York Tax Exempt Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 (the "Act"), as a non-diversified, open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from Federal, New York State and New York City income taxes as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued each business day by an independent pricing service (" Service" ) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of bor-
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

rowings. During the period ended November 30, 2001, the fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, interest on borrowings, brokerage commissions, commitment fees and extraordinary expenses, exceed 11_2% of the value of the fund's average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30,
2001,   there   was   no  expense  reimbursement  pursuant  to  the  Agreement.

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2001, the fund was charged $244,601 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2001, the fund was charged $193,366 pursuant to the transfer agency agreement.

(C) Each director who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

(D) A .10% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund' s exchange privilege. During the period ended November 30, 2001, redemption fees charged and retained by the fund amounted to $8,859.

NOTE 4--SECURITIES TRANSACTIONS:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2001, amounted to $74,031,186 and $90,978,386, respectively.

At November 30, 2001, accumulated net unrealized appreciation on investments was
$74,892,229,   consisting  of  $89,216,523  gross  unrealized  appreciation  and
$14,324,294 gross unrealized depreciation.

At November 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5--CHANGE IN ACCOUNTING PRINCIPLE:

As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies amortizing discount or premium on a scientific basis for debt securities on a daily basis. Prior to June 1, 2001, the fund amortized premiums on debt securities on a scientific basis but recognized market discount upon disposition. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $120,081 increase in accumulated undistributed investment income-net and a corresponding $120,081 decrease in accumulated net unrealized appreciation (depreciation) , based on securities held by the fund on May 31, 2001.

The effect of this change for the period ended November 30, 2001 was to increase net investment income by $41,806, decrease net unre-
                                                                       The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

alized appreciation (depreciation) by $34,308 and decrease net realized gains (losses) by $7,498. The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.


                      FOR MORE INFORMATION

                        Dreyfus New York Tax Exempt Bond Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      MANAGER

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      CUSTODIAN

                        The Bank of New York
                        15 Broad Street
                        New York, NY 10286

                      TRANSFER AGENT &
                      DIVIDEND DISBURSING AGENT

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                      DISTRIBUTOR

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online
or downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  980SA1101